LEASES (Tables)	12 Months Ended
Mar. 31, 2026
LEASES
Schedule of balance sheet information and weighted average remaining lease terms and discount rates related to operating leases

	As of March 31,
	2026	2025
Operating lease right-of-use assets	$361,031	$394,568
Operating lease right-of-use assets- accumulated amortization	(77,621)	(250,033)
Operating lease right-of-use assets, net	$283,410	$144,535

Operating lease liabilities, current	$75,409	$93,719
Operating lease liabilities, non-current	219,293	66,926
Total operating lease liabilities	$294,702	$160,645

	March 31,	March 31,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.15	2.37
Weighted average discount rate	3.93%	4.31%

Schedule of future minimum payments of operating leases

Year ending March 31,	Amounts
2027	$79,731
2028	72,398
2029	73,413
2030	73,413
2031	21,314
Total	320,269
Less: imputed interest	(25,567)
Total operating lease liabilities	$294,702